SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Cost - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract cost
Transfer to expenses of contract cost assets	¥ 26,197,400	¥ 24,297,101	¥ 22,080,933
Contract cost assets	¥ 30,233,160	¥ 26,768,292	¥ 25,446,969